Shareholder Report, Line Graph (Details) - USD ($)	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 11, 2024
C000255581 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,647	$ 11,816	$ 11,684	$ 11,526	$ 11,340	$ 11,219	$ 10,779	$ 10,277	$ 10,027	$ 10,238	$ 10,230	$ 10,043	$ 10,000
Solactive GBS Global Markets All Cap USD Index ($11,698) [Member]
Account Value [Line Items]
Accumulated Value	11,698	11,682	11,449	11,067	10,765	10,618	10,154	9,590	9,495	9,874	9,965	9,648	10,000
NASDAQ 100 Total Return Index ($11,767) [Member]
Account Value [Line Items]
Accumulated Value	11,767	11,954	11,406	10,815	10,716	10,463	9,839	9,016	8,878	9,609	9,875	9,657	10,000
S&P 500 ($11,396) [Member]
Account Value [Line Items]
Accumulated Value	11,396	11,368	11,108	10,717	10,504	10,274	9,776	9,198	9,260	9,813	9,943	9,674	10,000
Dow Jones Industrial Average - Total Return ($10.997) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,977	$ 10,925	$ 10,649	$ 10,440	$ 10,094	$ 10,078	$ 9,647	$ 9,262	$ 9,556	$ 9,959	$ 10,100	$ 9,639	$ 10,000